CORPORATE BORROWINGS - Schedule of Corporate Borrowings (Details) - USD ($) $ in Millions	Jun. 30, 2025	Dec. 31, 2024
Disclosure of detailed information about borrowings [line items]
Corporate Borrowings	$ 14,973	$ 14,232
Less than 1 year
Disclosure of detailed information about borrowings [line items]
Corporate Borrowings	$ 1,400	$ 767